Segment reporting - Major customers (Details) - customer	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Geographical information
Number of major customers			2
Customer A
Geographical information
Revenue percentage	62.00%	63.00%	61.00%	60.00%
Customer B
Geographical information
Revenue percentage	14.00%	14.00%	15.00%	16.00%